Segment Information Operations in Geographical Areas (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,535.2	$ 1,627.1	$ 1,567.4	$ 1,555.1	$ 1,474.7	$ 1,575.8	$ 1,524.6	$ 1,564.9	$ 1,513.5	$ 6,224.3	$ 6,178.8	$ 6,337.2
Long-lived assets		5,701.1				5,616.5				5,701.1	5,616.5	5,672.2
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										3,471.2	3,415.8	3,289.5
Long-lived assets		4,480.7				4,333.9				4,480.7	4,333.9	4,273.3
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										536.0	501.4	498.2
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		353.4				359.2				353.4	359.2	432.4
GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										268.1	268.2	321.5
Long-lived assets		262.7				349.1				262.7	349.1	346.3
All other (each country individually less than 5% of total sales)
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales										1,949.0	1,993.4	2,228.0
All other (each country individually less than 5% of total assets)
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 604.3				$ 574.3				$ 604.3	$ 574.3	$ 620.2